Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
EQUITY

Note 21:- equity

The composition of the Company's share capital is as follows:

	December 31, 2019			December 31, 2018
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,862,887	15,294,267	25,000,000	15,318,958	14,750,338

a.	Formula's ordinary shares, par value NIS 1 per share, are traded on the TASE, and Formula's ADSs, each representing one ordinary share, are traded on the NASDAQ.

b.	Formula holds 568,620 of its ordinary shares.

c.	In December 2016, Formula declared a cash dividend of approximately $7,070 (or $0.48 per share) to shareholders of record on December 30, 2016 that was paid on January 12, 2017.

d.	In September 2017, Formula declared a cash dividend of approximately $5,011 (or $0.34 per share) to shareholders of record on October 17, 2017 that was paid on November 2, 2017.

e.	In May 2018, Formula declared a cash dividend of approximately $5,012 (or $0.34 per share) to shareholders of record on June 5, 2018 that was paid on June 20, 2018.

f.	In December 2018, Formula declared a cash dividend of approximately $5,015 (or $0.34 per share) to shareholders of record on December 31, 2018 that was paid on January 16, 2019.

g.	In August 2019, Formula declared a cash dividend of approximately $7,953 (or $0.52 per share) to shareholders of record on September 12, 2019 that was paid on September 25, 2019.

h.	In November 2019, Formula declared a cash dividend of approximately NIS 24,471 (approximately $7,079) or NIS 1.6 per share (approximately $0.46 per share) to shareholders of record on December 24, 2019 that was paid on January 8, 2020.

i.	For information concerning Formula's employees and officers share-based plans, see Note 18.

j.	For information concerning Formula's issuance of shares as a result of conversions prior to maturity of Formula systems' Series B Convertible Debentures, see Note 15c(ii).